STOCK-BASED COMPENSATION PLANS (Details 1) - Phantom Share Units (PSUs) [Member] - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Vesting Date December 31 2015 [Member]
Risk-free interest rate		1.00%
Annual dividends per share
Expected stock price volatility		84.00%
Expected unit life (in years)		1 year
Average fair value of units granted (in dollars per share)		CAD 1.95
Vesting Date December 31 2016 [Member]
Risk-free interest rate	0.50%	1.00%
Annual dividends per share
Expected stock price volatility	92.00%	84.00%
Expected unit life (in years)	1 year	2 years
Average fair value of units granted (in dollars per share)	CAD 1.03	CAD 1.86
Vesting Date May 27 2018 [Member]
Risk-free interest rate	0.50%
Annual dividends per share
Expected stock price volatility	92.00%
Expected unit life (in years)	2 years 3 months 18 days
Average fair value of units granted (in dollars per share)	CAD 1.00
Vesting Date August 05 2018 [Member]
Risk-free interest rate	0.50%
Annual dividends per share
Expected stock price volatility	92.00%
Expected unit life (in years)	2 years 9 months 18 days
Average fair value of units granted (in dollars per share)	CAD 1.22